Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2015	Mar. 30, 2015	Jul. 31, 2014
Document And Entity Information [Abstract]
Entity Registrant Name	WAL MART STORES INC
Entity Central Index Key	0000104169
Current Fiscal Year End Date	--01-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Jan. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		3,226,062,652
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 116,140,698,613